Collateral Financing Arrangements Collateral Financing Arrangements (Tables)	12 Months Ended
Dec. 31, 2016
Secured Debt [Abstract]
CFA Associated with Closed Block
Information related to the collateral financing arrangement associated with the closed block was as follows at:

	December 31,
	2016	2015
	(In millions)
Surplus notes outstanding (1)	$1,274	$1,342
Receivable from unaffiliated financial institution (1)	$166	$174
Pledged collateral (2)	$160	$67
Assets held in trust (2)	$1,211	$1,181
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(1)	Carrying value.

(2)	Estimated fair value.